Schedule H, Line 4i - Schedule of Assets (Held at End of Year) 2 2 (Details) - EBP 42-1623692 006 [Member]	12 Months Ended
Dec. 31, 2025 USD ($)
Investment, Identifier [Axis]: AllspringShortTermHighIncomeInstitutionalFundMember
EBP, Investment, Issuer Name [Extensible Enumeration]	Wells Fargo [Member]
Douglas Dynamics, Inc. Common Stock	$ 1,568,908
Investment, Identifier [Axis]: AmericanFundsNewWorldR6FundMember
EBP, Investment, Issuer Name [Extensible Enumeration]	American Funds [Member]
Douglas Dynamics, Inc. Common Stock	$ 1,755,696
Investment, Identifier [Axis]: BlackrockEquityIndexFundMember
EBP, Investment, Issuer Name [Extensible Enumeration]	Great Gray Trust Company [Member]
Douglas Dynamics, Inc. Common Stock	$ 1,653,126
Investment, Identifier [Axis]: CompanyCommonStockMember
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	Douglas Dynamics, Inc. Common Stock [Member]
Douglas Dynamics, Inc. Common Stock	$ 2,582,262
Investment, Identifier [Axis]: DG1GrowthR1FundMember
EBP, Investment, Issuer Name [Extensible Enumeration]	Hand Benefits & Trust Company [Member]
Douglas Dynamics, Inc. Common Stock	$ 3,019,830
Investment, Identifier [Axis]: DodgeCoxIncomeXFundMember
EBP, Investment, Issuer Name [Extensible Enumeration]	Dodge and Cox Funds [Member]
Douglas Dynamics, Inc. Common Stock	$ 2,862,325
Investment, Identifier [Axis]: Fidelity500IndexIndexFundMember
EBP, Investment, Issuer Name [Extensible Enumeration]	Fidelity Investments [Member]
Douglas Dynamics, Inc. Common Stock	$ 13,939,045
Investment, Identifier [Axis]: FidelityMidCapIndexFundMember
EBP, Investment, Issuer Name [Extensible Enumeration]	Fidelity Investments [Member]
Douglas Dynamics, Inc. Common Stock	$ 2,290,587
Investment, Identifier [Axis]: FidelitySmallCapIndexFundMember
EBP, Investment, Issuer Name [Extensible Enumeration]	Fidelity Investments [Member]
Douglas Dynamics, Inc. Common Stock	$ 3,906,991
Investment, Identifier [Axis]: FidelityUSBondIndexFundMember
EBP, Investment, Issuer Name [Extensible Enumeration]	Fidelity Investments [Member]
Douglas Dynamics, Inc. Common Stock	$ 1,808,620
Investment, Identifier [Axis]: GoldmanSachsSmallCapGrowthInsightsFundMember
EBP, Investment, Issuer Name [Extensible Enumeration]	Goldman Sachs [Member]
Douglas Dynamics, Inc. Common Stock	$ 1,785
Investment, Identifier [Axis]: InternationalGrowthIIMember
EBP, Investment, Issuer Name [Extensible Enumeration]	Great Gray Trust Company [Member]
Douglas Dynamics, Inc. Common Stock	$ 2,274,429
Investment, Identifier [Axis]: InvescoValueOppMember
EBP, Investment, Issuer Name [Extensible Enumeration]	Invesco [Member]
Douglas Dynamics, Inc. Common Stock	$ 2,627,434
Investment, Identifier [Axis]: LargeCapGrowthFundMember
EBP, Investment, Issuer Name [Extensible Enumeration]	Great Gray Trust Company [Member]
Douglas Dynamics, Inc. Common Stock	$ 5,425,266
Investment, Identifier [Axis]: LargeCapValueMember
EBP, Investment, Issuer Name [Extensible Enumeration]	Great Gray Trust Company [Member]
Douglas Dynamics, Inc. Common Stock	$ 7,035,489
Investment, Identifier [Axis]: ParticipantLoansMember
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Participant Loans, cost	$ 0	[1]
Participant Loans	$ 3,613,849	[1]
Investment, Identifier [Axis]: PrincipalFixedIncomeGuaranteedOptionMember
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	Principal Life Insurance Company [Member]
Douglas Dynamics, Inc. Common Stock	$ 6,074,529
Investment, Identifier [Axis]: RetirePilotAggressive2035FundMember
EBP, Investment, Issuer Name [Extensible Enumeration]	Great Gray Trust Company [Member]
Douglas Dynamics, Inc. Common Stock	$ 1,077,798
Investment, Identifier [Axis]: RetirePilotAggressive2045FundMember
EBP, Investment, Issuer Name [Extensible Enumeration]	Great Gray Trust Company [Member]
Douglas Dynamics, Inc. Common Stock	$ 437,611
Investment, Identifier [Axis]: RetirePilotAggressive2055FundMember
EBP, Investment, Issuer Name [Extensible Enumeration]	Great Gray Trust Company [Member]
Douglas Dynamics, Inc. Common Stock	$ 634,778
Investment, Identifier [Axis]: RetirePilotAggressive2065FundMember
EBP, Investment, Issuer Name [Extensible Enumeration]	Great Gray Trust Company [Member]
Douglas Dynamics, Inc. Common Stock	$ 1,151,820
Investment, Identifier [Axis]: RetirePilotAggressiveRetirementFundMember
EBP, Investment, Issuer Name [Extensible Enumeration]	Great Gray Trust Company [Member]
Douglas Dynamics, Inc. Common Stock	$ 71,630
Investment, Identifier [Axis]: RetirePilotConservative2035Member
EBP, Investment, Issuer Name [Extensible Enumeration]	Great Gray Trust Company [Member]
Douglas Dynamics, Inc. Common Stock	$ 422,071
Investment, Identifier [Axis]: RetirePilotConservative2045Member
EBP, Investment, Issuer Name [Extensible Enumeration]	Great Gray Trust Company [Member]
Douglas Dynamics, Inc. Common Stock	$ 3,867
Investment, Identifier [Axis]: RetirePilotConservative2055Member
EBP, Investment, Issuer Name [Extensible Enumeration]	Great Gray Trust Company [Member]
Douglas Dynamics, Inc. Common Stock	$ 102,151
Investment, Identifier [Axis]: RetirePilotConservative2065Member
EBP, Investment, Issuer Name [Extensible Enumeration]	Great Gray Trust Company [Member]
Douglas Dynamics, Inc. Common Stock	$ 289,459
Investment, Identifier [Axis]: RetirePilotConservativeRetirementMember
EBP, Investment, Issuer Name [Extensible Enumeration]	Great Gray Trust Company [Member]
Douglas Dynamics, Inc. Common Stock	$ 2,774
Investment, Identifier [Axis]: RetirePilotModerate2035RetirementMember
EBP, Investment, Issuer Name [Extensible Enumeration]	Great Gray Trust Company [Member]
Douglas Dynamics, Inc. Common Stock	$ 27,451,237
Investment, Identifier [Axis]: RetirePilotModerate2045RetirementMember
EBP, Investment, Issuer Name [Extensible Enumeration]	Great Gray Trust Company [Member]
Douglas Dynamics, Inc. Common Stock	$ 22,405,746
Investment, Identifier [Axis]: RetirePilotModerate2055RetirementMember
EBP, Investment, Issuer Name [Extensible Enumeration]	Great Gray Trust Company [Member]
Douglas Dynamics, Inc. Common Stock	$ 20,154,006
Investment, Identifier [Axis]: RetirePilotModerate2065RetirementMember
EBP, Investment, Issuer Name [Extensible Enumeration]	Great Gray Trust Company [Member]
Douglas Dynamics, Inc. Common Stock	$ 6,469,549
Investment, Identifier [Axis]: RetirePilotModerateRetirementMember
EBP, Investment, Issuer Name [Extensible Enumeration]	Great Gray Trust Company [Member]
Douglas Dynamics, Inc. Common Stock	$ 22,761,009
Investment, Identifier [Axis]: SmallCapValueIIMember
EBP, Investment, Issuer Name [Extensible Enumeration]	Great Gray Trust Company [Member]
Douglas Dynamics, Inc. Common Stock	$ 1,043,663
Investment, Identifier [Axis]: TRowePriceCaptialAppreciationFundMember
EBP, Investment, Issuer Name [Extensible Enumeration]	T. Rowe Price Funds [Member]
Douglas Dynamics, Inc. Common Stock	$ 8,757,485
Investment, Identifier [Axis]: VanguardExplorerAdmiralFundMember
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Group [Member]
Douglas Dynamics, Inc. Common Stock	$ 1,857,704

[1]	Bearing interest rates ranging from 4.25 to 10.5 percent and maturing at various dates through August 2034.